Fair Value (Details) - Schedule of the Recorded Fair Value that Are Not Based on Observable Market Data - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Assets measured at fair value:
Fair value	$ 649,863	$ 539,629
Foreign governments [Member]
Assets measured at fair value:
Fair value	7,649	7,448
Corporate Bonds [Member]
Assets measured at fair value:
Fair value	584,303	483,627
Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	591,952	491,075
Equity Securities [Member]
Assets measured at fair value:
Fair value	42,899	31,410
Other Investments [Member]
Assets measured at fair value:
Fair value	11,383	12,237
Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value	3,629	4,907
Derivative financial liabilities [Member]
Liabilities measured at fair value:
Derivative financial liabilities	27,188	23,805
Level 1 [Member]
Assets measured at fair value:
Fair value	262,335	125,012
Level 1 [Member] | Foreign governments [Member]
Assets measured at fair value:
Fair value	2,897	1,235
Level 1 [Member] | Corporate Bonds [Member]
Assets measured at fair value:
Fair value	216,913	99,731
Level 1 [Member] | Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	219,810	100,966
Level 1 [Member] | Equity Securities [Member]
Assets measured at fair value:
Fair value	42,525	24,046
Level 1 [Member] | Other Investments [Member]
Assets measured at fair value:
Fair value
Level 1 [Member] | Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value
Level 1 [Member] | Derivative financial liabilities [Member]
Liabilities measured at fair value:
Derivative financial liabilities
Level 2 [Member]
Assets measured at fair value:
Fair value	381,531	400,352
Level 2 [Member] | Foreign governments [Member]
Assets measured at fair value:
Fair value	4,752	6,213
Level 2 [Member] | Corporate Bonds [Member]
Assets measured at fair value:
Fair value	365,396	381,902
Level 2 [Member] | Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	370,148	388,115
Level 2 [Member] | Equity Securities [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Other Investments [Member]
Assets measured at fair value:
Fair value	11,383	12,237
Level 2 [Member] | Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Derivative financial liabilities [Member]
Liabilities measured at fair value:
Derivative financial liabilities	10,548	10,005
Level 3 [Member]
Assets measured at fair value:
Fair value	5,997	14,265
Level 3 [Member] | Foreign governments [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Corporate Bonds [Member]
Assets measured at fair value:
Fair value	1,994	1,994
Level 3 [Member] | Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	1,994	1,994
Level 3 [Member] | Equity Securities [Member]
Assets measured at fair value:
Fair value	374	7,364
Level 3 [Member] | Other Investments [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value	3,629	4,907
Level 3 [Member] | Derivative financial liabilities [Member]
Liabilities measured at fair value:
Derivative financial liabilities	$ 16,640	$ 13,800